Income tax (Tables)	12 Months Ended
Jun. 30, 2023
Major components of tax expense (income) [abstract]
Summary of recognized in profit or loss	Amounts recognized in profit or loss:

	June 30	June 30
	2023	2022
	$	$
Current tax expense
Current year	1,510	2,786
Changes in prior years position	(1,682)	1,194
	(172)	3,980
Deferred tax expense
Origination and reversal of temporary differences	(2,236)	763
Reduction/increase in tax rate	(588)	1,652
Changes in prior years position	174	—
Recognition of previously unrecognized tax losses	(110)	(5)
	(2,760)	2,410

Summary of recognized in OCI	Amounts recognized in OCI:

	June 30, 2023			June 30, 2022
	Before tax	Tax (expense) benefit	Net of tax	Before tax	Tax (expense) benefit	Net of tax
	$	$	$	$	$	$
Change in fair value of interest rate swaps, net of tax	638	(142)	496	1,589	(417)	1,172
	638	(142)	496	1,589	(417)	1,172

Summary of reconciliation of effective tax rate	Reconciliation of effective tax rate:

	June 30, 2023	June 30, 2022
	$	$
Loss before tax from continuing operations	(31,958)	(104,390)
Tax using the Company's domestic tax rate	(8,186)	(27,297)
Effect of tax rates in foreign jurisdictions	90	(75)
Tax rate changes and other adjustments	(588)	1,652
Tax effect of:
Share based compensation	642	2,596
Other non-deductible expenses	(92)	(42)
Scientific Research and Experimental Development	90	87
Business acquisition cost	—	470
Section 481(a) adjustment	—	136
Gain on contingent consideration	(753)	(591)
Stock options deduction revaluation adjustment	1,749	4,239
Goodwill impairment	5,623	23,756
Earn-out amortization	110	209
Current year losses for which no deferred tax asset is recognized	—	62
Recognition of previously unrecognized tax losses	(110)	(5)
Change in prior years position	(1,507)	1,193
	(2,932)	6,390

Summary of movements in deferred tax balances	Movements in deferred tax balances:

	Balance at July 1, 2022				Balance at June 30, 2023
	DTA/(DTL)	Recognized in profit or loss	Recognized in OCI	Other	Net	DTA	DTL
	$	$	$	$	$	$	$
Non-deductible reserves	5,444	(403)	—	—	5,041	5,041	—
SR&ED investment tax credits, net of 12(1)(x)	2,001	—	—	192	2,193	2,193	—
Property, plant and equipment	(2,432)	472	—	—	(1,960)	42	(2,002)
Intangible assets including goodwill	(41,927)	8,727	—	—	(33,200)	—	(33,200)
Deferred development costs	(886)	206	—	—	(680)	—	(680)
Non-capital/Net operating losses carried forward	15,620	(2,020)	—	—	13,600	13,600	—
Right of use assets net of obligations & other	269	32	—	—	301	301	—
Share issuance cost	834	(313)	—	—	521	521	—
Equity Incentive Plan	—	152	—	—	152	152	—
Stock options	4,096	(4,096)	—	—	—	—	—
163J interest	3,593	3	—	—	3,596	3,596	—
Interest Swap	(507)	—	(142)	—	(649)	—	(649)
Tax assets (liabilities) before set-off	(13,895)	2,760	(142)	192	(11,085)	25,446	(36,531)
Set-off of tax						22,236	(22,236)
Net tax assets (liabilities)						3,210	(14,295)

	Balance at July 1, 2021					Balance at June 30, 2022
	DTA/(DTL)	Recognized in profit or loss	Recognized in OCI	Other - Business combination	Other	Net	DTA	DTL
	$	$	$	$	$	$	$	$
Non-deductible reserves	5,028	(380)	—	796	—	5,444	5,444	—
SR&ED investment tax credits, net of 12(1)(x)	1,457	(157)	—	—	701	2,001	2,001	—
Property, plant and equipment	(1,704)	324	—	(1,041)	(11)	(2,432)	—	(2,432)
Intangible assets including goodwill	(41,628)	4,622	—	(4,921)	—	(41,927)	—	(41,927)
Deferred development costs	(608)	(227)	—	—	(51)	(886)	—	(886)
Non-capital/Net losses carried forward	5,159	(1,853)	—	12,314	—	15,620	15,620	—
Right of use assets net of obligations & other	182	87	—	—	—	269	269	—
Share issuance cost	1,146	(312)	—	—	—	834	834	—
Stock options	8,260	(4,164)	—	—	—	4,096	4,096	—
163J interest	—	(350)	—	3,943		3,593	3,593	—
Interest Swap	—	—	(417)	—	(90)	(507)	—	(507)
Tax assets (liabilities) before set-off	(22,708)	(2,410)	(417)	11,091	549	(13,895)	31,857	(45,752)
Set-off of tax							29,095	(29,095)
Net tax assets (liabilities)							2,762	(16,657)

Summary of unrecognized deferred tax asset	Unrecognized deferred tax asset:

	June 30, 2023		June 30, 2022
	Gross amount	Tax effect	Gross amount	Tax effect
	$	$	$	$
Capital losses carried forward Canada	48	12	41	11
Capital losses carried forward USA	12,885	3,251	12,884	3,378
Non-capital losses - STC Canada	48	12	—	—
Net operating loss - Ireland	—	—	396	50
Net operating loss - Australia	—	—	206	62